Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

January 31, 2021

ISY-QTLY-0321
1.9887356.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 4.0%
APA Group unit	19,281	$144,261
ASX Ltd.	3,240	177,764
Aurizon Holdings Ltd.	32,648	92,320
AusNet Services	31,528	41,685
Australia & New Zealand Banking Group Ltd.	48,339	875,920
BlueScope Steel Ltd.	8,716	110,509
Brambles Ltd.	25,829	208,650
Coca-Cola Amatil Ltd.	8,640	86,369
Cochlear Ltd.	1,097	165,530
Coles Group Ltd.	22,738	316,445
Commonwealth Bank of Australia	30,141	1,923,675
Computershare Ltd.	8,401	92,262
DEXUS Property Group unit	18,273	125,826
Evolution Mining Ltd.	28,158	101,788
Fortescue Metals Group Ltd.	28,906	481,372
Goodman Group unit	28,614	386,631
Insurance Australia Group Ltd.	42,103	156,060
Lendlease Group unit	11,497	105,527
Macquarie Group Ltd.	5,872	589,681
Mirvac Group unit	69,290	126,033
National Australia Bank Ltd.	56,026	1,007,933
Newcrest Mining Ltd.	14,030	269,347
Northern Star Resources Ltd.	12,823	125,930
Orica Ltd.	7,001	81,649
Ramsay Health Care Ltd.	3,136	150,919
SEEK Ltd.	5,888	126,222
Stockland Corp. Ltd. unit	42,005	142,855
Suncorp Group Ltd.	21,945	169,056
Sydney Airport unit	22,190	97,004
Telstra Corp. Ltd.	70,591	168,321
The GPT Group unit	32,787	108,248
Transurban Group unit	46,660	472,137
Vicinity Centres unit	65,629	76,991
Woodside Petroleum Ltd.	16,359	305,933

TOTAL AUSTRALIA		9,610,853

Austria - 0.1%
Erste Group Bank AG	4,962	152,046
OMV AG	2,567	108,221
Voestalpine AG	2,136	78,075

TOTAL AUSTRIA		338,342

Bailiwick of Jersey - 0.3%
Ferguson PLC	3,806	441,910
Polymetal International PLC	3,938	85,353
WPP PLC	20,993	219,369

TOTAL BAILIWICK OF JERSEY		746,632

Belgium - 0.4%
Colruyt NV	966	59,623
KBC Groep NV	4,303	301,408
Solvay SA Class A	1,304	148,815
UCB SA	2,190	227,284
Umicore SA	3,413	193,714

TOTAL BELGIUM		930,844

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	70,000	219,392
Beijing Enterprises Water Group Ltd.	96,000	39,127
China Gas Holdings Ltd.	45,200	159,737
China Resource Gas Group Ltd.	16,000	80,070
Luye Pharma Group Ltd. (b)	25,000	12,543

TOTAL BERMUDA		510,869

Brazil - 0.7%
Atacadao SA	8,000	27,839
B2W Companhia Global do Varejo (a)	3,600	54,164
B3 SA - Brasil Bolsa Balcao	35,500	387,999
Banco do Brasil SA	15,200	94,066
Banco Santander SA (Brasil) unit	6,900	49,511
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,900	40,007
Cosan SA Industria e Comercio	2,800	38,412
CPFL Energia SA	3,100	17,626
Energisa SA unit	2,600	23,404
Klabin SA unit	11,600	59,575
Localiza Rent A Car SA	10,400	121,423
Lojas Renner SA	13,530	102,549
Natura & Co. Holding SA	14,913	133,719
Notre Dame Intermedica Participacoes SA	8,793	151,869
Telefonica Brasil SA	7,400	61,132
TIM SA	15,100	36,705
Ultrapar Participacoes SA	11,800	46,972
Via Varejo SA (a)	21,000	56,382
Weg SA	14,440	221,137

TOTAL BRAZIL		1,724,491

Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	4,177	291,598
Algonquin Power & Utilities Corp.	10,313	171,863
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	14,781	450,799
B2Gold Corp.	17,643	87,197
Bank of Montreal	11,031	820,543
Bank of Nova Scotia	20,770	1,107,733
BlackBerry Ltd. (a)(c)	8,932	125,450
CAE, Inc.	4,922	111,200
Cameco Corp.	6,909	85,961
Canadian Apartment Properties (REIT) unit	1,503	60,179
Canadian Imperial Bank of Commerce	7,666	653,326
Canadian National Railway Co.	12,127	1,228,300
Canadian Tire Ltd. Class A (non-vtg.)	1,014	131,481
CGI, Inc. Class A (sub. vtg.) (a)	4,036	323,511
Dollarama, Inc.	5,163	201,836
Empire Co. Ltd. Class A (non-vtg.)	3,044	84,101
Enbridge, Inc.	34,669	1,164,716
FirstService Corp.	690	94,255
Fortis, Inc.	8,027	324,658
Franco-Nevada Corp.	3,293	392,276
Gildan Activewear, Inc.	3,336	83,351
Hydro One Ltd. (b)	5,750	133,234
Intact Financial Corp.	2,457	270,918
Inter Pipeline Ltd.	7,820	78,460
Keyera Corp.	3,777	70,947
Loblaw Companies Ltd.	3,087	149,069
Lundin Mining Corp.	11,758	104,822
Magna International, Inc. Class A (sub. vtg.)	4,897	344,887
Manulife Financial Corp.	33,412	603,833
Metro, Inc. Class A (sub. vtg.)	4,390	189,778
Nutrien Ltd.	9,767	481,037
Open Text Corp.	4,774	213,845
Parkland Corp.	2,583	77,505
Pembina Pipeline Corp.	9,361	246,406
Ritchie Bros. Auctioneers, Inc.	1,889	111,545
Rogers Communications, Inc. Class B (non-vtg.)	6,104	275,474
Shopify, Inc. Class A (a)	1,848	2,014,974
Sun Life Financial, Inc.	10,115	467,485
Teck Resources Ltd. Class B (sub. vtg.)	8,214	150,052
TELUS Corp.	7,545	155,709
The Toronto-Dominion Bank	30,809	1,745,783
Wheaton Precious Metals Corp.	7,767	319,001
WSP Global, Inc.	1,960	182,550

TOTAL CANADA		16,381,648

Cayman Islands - 10.3%
3SBio, Inc. (a)(b)	28,000	26,110
51job, Inc. sponsored ADR (a)	499	32,864
AAC Technology Holdings, Inc.	12,000	65,237
Alibaba Group Holding Ltd. sponsored ADR (a)	32,325	8,205,055
ASM Pacific Technology Ltd.	5,000	72,937
Chailease Holding Co. Ltd.	21,712	120,144
China Conch Venture Holdings Ltd.	28,500	135,824
China Liansu Group Holdings Ltd.	20,000	33,276
China Literature Ltd. (a)(b)	5,200	49,631
China Medical System Holdings Ltd.	28,000	40,231
China Mengniu Dairy Co. Ltd.	48,000	286,332
China Overseas Property Holdings Ltd.	20,000	12,382
CIFI Holdings Group Co. Ltd.	58,000	47,802
Country Garden Services Holdings Co. Ltd.	25,000	204,269
Dali Foods Group Co. Ltd. (b)	29,000	17,468
ENN Energy Holdings Ltd.	13,600	210,843
Geely Automobile Holdings Ltd.	101,000	369,310
Genscript Biotech Corp.	16,000	20,430
Greentown Service Group Co. Ltd.	28,000	31,600
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	20,000	109,373
Hutchison China Meditech Ltd. sponsored ADR (a)	1,296	41,355
Kingdee International Software Group Co. Ltd.	42,000	169,555
KWG Property Holding Ltd.	23,500	31,280
Lee & Man Paper Manufacturing Ltd.	18,000	15,857
Legend Biotech Corp. ADR (a)	2	51
Logan Property Holdings Co. Ltd.	26,000	38,967
Longfor Properties Co. Ltd. (b)	31,000	175,326
Meituan Class B (a)	61,500	2,822,262
Microport Scientific Corp.	12,000	83,965
NIO, Inc. sponsored ADR (a)	21,893	1,247,901
Ping An Healthcare and Technology Co. Ltd. (a)(b)	8,900	110,601
Sino Biopharmaceutical Ltd.	181,750	169,484
Tencent Holdings Ltd.	98,100	8,741,035
Vinda International Holdings Ltd.	5,000	16,896
Vipshop Holdings Ltd. ADR (a)	7,664	210,147
Wuxi Biologics (Cayman), Inc. (a)(b)	52,500	735,101

TOTAL CAYMAN ISLANDS		24,700,901

Chile - 0.1%
Cencosud Shopping SA	7,256	10,491
Empresas CMPC SA	20,230	54,098
Empresas COPEC SA	6,694	70,328
Enel Americas SA	557,862	83,898
Enel Chile SA	507,663	36,755
Falabella SA	13,328	45,626

TOTAL CHILE		301,196

China - 1.6%
A-Living Services Co. Ltd. (H Shares) (b)	8,750	38,202
Air China Ltd.:
(A Shares)	6,300	7,057
(H Shares)	26,000	18,075
Angel Yeast Co. Ltd. (A Shares)	700	5,732
Bank of Shanghai Co. Ltd. (A Shares)	12,490	15,739
Baoshan Iron & Steel Co. Ltd. (A Shares)	16,600	16,942
BBMG Corp. (A Shares)	1,000	423
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	2,150	16,223
Beijing Shiji Information Technology Co. Ltd. (A Shares)	900	4,684
BYD Co. Ltd.:
(A Shares)	400	15,371
(H Shares)	12,500	377,545
Cansino Biologics, Inc. (H Shares) (a)(b)	1,200	39,065
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	900	5,693
China CITIC Bank Corp. Ltd. (H Shares)	156,000	69,215
China Construction Bank Corp. (H Shares)	1,656,000	1,254,286
China Eastern Airlines Corp. Ltd.:
(A Shares)	2,000	1,428
(H Shares)	6,000	2,414
China Everbright Bank Co. Ltd. (H Shares)	63,000	25,921
China Jushi Co. Ltd. (A Shares)	3,200	11,216
China Merchants Bank Co. Ltd. (H Shares)	67,000	514,604
China Merchants Property Operation & Service Co. Ltd. (A Shares)	1,100	3,315
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	5,900	10,850
China Minsheng Banking Corp. Ltd. (H Shares)	94,000	53,830
China Molybdenum Co. Ltd.:
(A Shares)	9,100	8,579
(H Shares)	69,000	43,608
China National Accord Medicines Corp. Ltd. (A Shares)	200	1,195
China National Medicines Corp. Ltd. (A Shares)	600	3,697
China National Software & Service Co. Ltd. (A Shares)	400	3,893
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	2,200	8,492
China TransInfo Technology Co. Ltd. (A Shares)	1,400	3,877
China Vanke Co. Ltd.:
(A Shares)	4,300	18,591
(H Shares)	37,100	133,265
Contemporary Amperex Technology Co. Ltd.	2,000	110,182
Eve Energy Co. Ltd. (A shares)	1,640	27,173
GEM Co. Ltd. (A Shares)	6,000	7,458
GoerTek, Inc. (A Shares)	2,800	14,462
Greenland Holdings Corp. Ltd. (A Shares)	7,200	6,038
Guangzhou Baiyunshan Pharma Health (A Shares)	1,400	6,046
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	400	9,737
Guangzhou R&F Properties Co. Ltd. (H Shares)	30,800	38,017
Guoxuan High Tech Co. Ltd. (A Shares) (a)	1,200	6,831
Hangzhou Robam Appliances Co. Ltd. (A Shares)	800	4,793
Huadong Medicine Co. Ltd. (A Shares)	1,480	6,072
Huaxia Bank Co. Ltd. (A Shares)	9,600	9,111
Industrial Bank Co. Ltd. (A Shares)	17,800	63,970
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	5,300	36,445
Jinke Properties Group Co. Ltd. (A Shares)	3,900	4,217
NARI Technology Co. Ltd. (A Shares)	4,300	19,681
Oceanwide Holdings Co., Ltd. (A Shares)	2,100	957
Offshore Oil Enginering Co. Ltd. (A Shares)	4,100	2,698
Ovctek China, Inc. (A Shares)	600	10,281
Poly Developments & Holdings (A Shares)	10,400	22,344
Poly Property Development Co. Ltd. (H Shares)	1,600	12,052
Qihoo 360 Technology Co. Ltd. (A Shares)	3,800	9,619
Sangfor Technologies, Inc.	400	18,501
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	82,288
Shanghai International Airport Co. Ltd. (A Shares)	900	11,061
Shanghai M&G Stationery, Inc. (A Shares)	900	13,174
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	5,338
(H Shares)	15,300	26,483
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,500	22,205
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	900	62,783
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	1,400	2,590
Sichuan Chuantou Energy Co. Ltd. (A Shares)	4,800	8,177
Sinopharm Group Co. Ltd. (H Shares)	22,800	55,697
Sinotrans Ltd.	5,400	3,226
Suning.com Co. Ltd. (A Shares)	8,300	8,535
TCL Corp. (A Shares)	12,700	16,972
Topchoice Medical Corp. (a)	300	14,186
Transfar Zhilian Co. Ltd.	4,400	4,121
TravelSky Technology Ltd. (H Shares)	16,000	35,742
Unisplendour Corp. Ltd. (A Shares)	2,300	7,364
Wangsu Science & Technology Co. Ltd. (A Shares)	2,200	2,057
Weifu High-Technology Group Co. Ltd. (A Shares)	800	2,849
Winning Health Technology Group Co. Ltd. (A Shares)	2,200	5,213
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,600	8,045
WuXi AppTec Co. Ltd.	2,980	77,118
WuXi AppTec Co. Ltd. (H Shares) (b)	4,100	97,830
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	700	9,747
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	16,818	35,097
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,200	24,824
Zhejiang Expressway Co. Ltd. (H Shares)	30,000	24,261
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	1,060	16,329
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	1,100	3,635
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	2,000	4,337
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,600	3,097
(H Shares)	30,000	41,092

TOTAL CHINA		3,915,185

Colombia - 0.0%
Bancolombia SA	2,935	25,164
Czech Republic - 0.0%
Komercni Banka A/S (a)	1,417	43,277
MONETA Money Bank A/S (a)(b)	10,698	36,414

TOTAL CZECH REPUBLIC		79,691

Denmark - 2.1%
Christian Hansen Holding A/S (a)	1,809	164,294
Coloplast A/S Series B	2,033	304,323
Genmab A/S (a)	1,130	451,734
GN Store Nord A/S	2,135	163,732
H Lundbeck A/S	1,225	43,814
Novo Nordisk A/S Series B	29,423	2,049,848
Novozymes A/S Series B	3,572	215,185
ORSTED A/S (b)	3,235	616,004
Pandora A/S	1,715	165,998
Tryg A/S	2,476	77,327
Vestas Wind Systems A/S	3,373	724,243
William Demant Holding A/S (a)	1,902	68,525

TOTAL DENMARK		5,045,027

Egypt - 0.0%
Commercial International Bank SAE	23,003	92,466
Commercial International Bank SAE sponsored GDR	912	3,602
Elsewedy Electric Co.	11,096	7,360

TOTAL EGYPT		103,428

Finland - 0.6%
Elisa Corp. (A Shares)	2,481	147,771
Neste Oyj	7,211	510,003
Orion Oyj (B Shares)	1,750	80,361
Stora Enso Oyj (R Shares)	10,054	183,015
UPM-Kymmene Corp.	9,183	328,637
Wartsila Corp.	7,900	77,713

TOTAL FINLAND		1,327,500

France - 5.4%
Accor SA (a)	3,067	103,582
Air Liquide SA	8,026	1,312,629
Amundi SA (b)	1,062	79,132
Atos Origin SA (a)	1,634	125,877
AXA SA	32,900	728,879
Bouygues SA	3,883	152,770
Carrefour SA	10,610	180,132
CNP Assurances	2,869	43,591
Compagnie de St. Gobain (a)	8,872	441,038
Compagnie Generale des Etablissements Michelin SCA Series B	2,894	398,815
Covivio	875	72,047
Credit Agricole SA (a)	19,823	225,647
Danone SA	10,515	699,233
Dassault Systemes SA	2,246	449,048
Eiffage SA (a)	1,458	132,596
Essilor International SA	4,843	687,635
Eurazeo SA (a)	672	47,136
Gecina SA	769	109,747
Getlink SE (a)	7,417	114,491
Kering SA	1,291	848,521
Klepierre SA	3,401	82,009
L'Oreal SA	4,267	1,501,132
Natixis SA (a)	17,112	64,853
Orange SA	34,012	399,179
Publicis Groupe SA	3,686	191,272
Schneider Electric SA	9,186	1,344,470
SEB SA	355	67,594
SR Teleperformance SA	1,006	329,869
Total SA	42,950	1,810,275
Ubisoft Entertainment SA (a)	1,571	157,095
Valeo SA	3,920	146,709
Wendel SA	456	52,682

TOTAL FRANCE		13,099,685

Germany - 5.0%
adidas AG	3,253	1,034,292
Allianz SE	7,115	1,610,490
BASF AG	15,686	1,212,313
Bayerische Motoren Werke AG (BMW)	5,733	487,079
Beiersdorf AG	1,726	188,402
Commerzbank AG	16,699	111,053
Delivery Hero AG (a)(b)	2,224	338,716
Deutsche Borse AG	3,261	524,749
Deutsche Wohnen AG (Bearer)	5,822	288,829
HeidelbergCement AG	2,571	190,385
Henkel AG & Co. KGaA	1,614	151,209
Merck KGaA	2,215	370,139
MTU Aero Engines Holdings AG	916	213,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,394	635,666
SAP SE	17,816	2,260,638
Siemens AG	13,042	2,024,922
Symrise AG	2,196	273,691
Telefonica Deutschland Holding AG	17,951	49,255

TOTAL GERMANY		11,965,257

Greece - 0.0%
Hellenic Telecommunications Organization SA	3,840	55,920
Hong Kong - 1.3%
BOC Hong Kong (Holdings) Ltd.	63,500	190,011
BYD Electronic International Co. Ltd.	12,000	83,114
China Everbright International Ltd.	67,962	38,306
China Overseas Land and Investment Ltd.	66,000	148,800
China Resources Pharmaceutical Group Ltd. (b)	25,500	13,419
CITIC Pacific Ltd.	105,000	82,069
CSPC Pharmaceutical Group Ltd.	151,280	154,534
Fosun International Ltd.	43,000	65,444
Hang Seng Bank Ltd.	13,100	237,053
Hong Kong & China Gas Co. Ltd.	180,197	258,805
Hong Kong Exchanges and Clearing Ltd.	20,662	1,325,545
Lenovo Group Ltd.	126,000	148,374
MTR Corp. Ltd.	25,548	148,775
PCCW Ltd.	74,645	41,591
Shenzhen Investment Ltd.	43,284	14,348
Sinotruk Hong Kong Ltd.	12,500	39,016
Sun Art Retail Group Ltd.	34,500	35,820
Swire Pacific Ltd. (A Shares)	9,000	56,357
Swire Properties Ltd.	19,600	57,006
Wharf Holdings Ltd.	25,000	55,267

TOTAL HONG KONG		3,193,654

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	6,852	51,701
OTP Bank PLC (a)	3,782	173,534
Richter Gedeon PLC	2,432	68,814

TOTAL HUNGARY		294,049

India - 3.0%
Ambuja Cements Ltd.	12,617	42,140
Asian Paints Ltd.	6,594	217,871
Axis Bank Ltd. (a)	38,887	353,804
Berger Paints India Ltd.	4,438	43,055
Bharat Petroleum Corp. Ltd.	10,465	55,097
Bharti Airtel Ltd.	21,681	164,735
Britannia Industries Ltd.	1,749	84,044
Colgate-Palmolive Ltd.	2,258	49,688
Dabur India Ltd.	9,039	63,835
Divi's Laboratories Ltd.	2,212	102,307
DLF Ltd.	11,315	39,671
Eicher Motors Ltd.	2,255	84,935
Grasim Industries Ltd.	4,807	69,647
Havells India Ltd.	3,808	54,603
HCL Technologies Ltd.	18,576	233,029
Hero Motocorp Ltd.	2,111	94,339
Hindalco Industries Ltd.	27,754	86,203
Hindustan Petroleum Corp. Ltd.	12,002	36,009
Hindustan Unilever Ltd.	14,038	436,188
Housing Development Finance Corp. Ltd.	29,100	949,684
Infosys Ltd.	58,153	986,737
Lupin Ltd. (a)	4,126	57,060
Mahindra & Mahindra Ltd.	13,570	139,611
Marico Ltd.	9,352	53,345
Nestle India Ltd.	559	130,889
Pidilite Industries Ltd.	2,586	59,282
Piramal Enterprises Ltd.	1,672	30,095
Reliance Industries Ltd.	48,632	1,229,450
Shree Cement Ltd.	184	57,512
Siemens India Ltd.	1,329	28,938
Tata Consultancy Services Ltd.	15,991	682,866
Tech Mahindra Ltd.	10,427	137,586
Titan Co. Ltd.	5,876	114,544
UPL Ltd.	8,360	64,329
Wipro Ltd.	17,155	98,388

TOTAL INDIA		7,131,516

Indonesia - 0.5%
PT Bank Central Asia Tbk	168,700	406,419
PT Bank Mandiri (Persero) Tbk	317,600	148,589
PT Bank Negara Indonesia (Persero) Tbk	129,800	51,346
PT Bank Rakyat Indonesia Tbk	952,500	283,781
PT Barito Pacific Tbk (a)	492,000	31,035
PT Indah Kiat Pulp & Paper Tbk	48,300	44,410
PT Indofood Sukses Makmur Tbk	77,100	33,247
PT Kalbe Farma Tbk	381,300	39,815
PT Perusahaan Gas Negara Tbk Series B	166,300	15,943
PT Unilever Indonesia Tbk	127,900	63,130

TOTAL INDONESIA		1,117,715

Ireland - 0.5%
CRH PLC	13,319	546,543
DCC PLC (United Kingdom)	1,688	127,575
Kerry Group PLC Class A	2,673	362,983
Kingspan Group PLC (Ireland) (a)	2,625	178,392

TOTAL IRELAND		1,215,493

Isle of Man - 0.0%
NEPI Rockcastle PLC	7,163	43,117
Israel - 0.1%
Bank Hapoalim BM (Reg.) (a)	18,873	134,489
Bank Leumi le-Israel BM	24,339	151,945
Mizrahi Tefahot Bank Ltd.	2,305	54,253

TOTAL ISRAEL		340,687

Italy - 1.0%
Assicurazioni Generali SpA	17,946	306,857
Enel SpA	138,388	1,372,531
Intesa Sanpaolo SpA	280,884	612,357

TOTAL ITALY		2,291,745

Japan - 15.2%
AEON Co. Ltd.	11,200	350,291
Ajinomoto Co., Inc.	8,000	188,878
Ana Holdings, Inc. (a)	2,700	57,225
Asahi Kasei Corp.	21,500	239,026
Astellas Pharma, Inc.	32,100	521,048
Bridgestone Corp.	9,100	336,043
Capcom Co. Ltd.	1,500	94,372
Casio Computer Co. Ltd.	3,100	54,752
Central Japan Railway Co.	2,500	357,980
Chugai Pharmaceutical Co. Ltd.	11,500	600,773
CyberAgent, Inc.	1,700	106,630
Dai Nippon Printing Co. Ltd.	4,000	68,738
Dai-ichi Mutual Life Insurance Co.	18,500	280,118
Daifuku Co. Ltd.	1,700	193,623
Daiichi Sankyo Kabushiki Kaisha	29,100	934,856
Daikin Industries Ltd.	4,200	886,756
Daiwa House Industry Co. Ltd.	9,600	271,700
DENSO Corp.	7,400	410,252
East Japan Railway Co.	5,200	343,003
Eisai Co. Ltd.	4,300	313,761
ENEOS Holdings, Inc.	52,100	210,748
Fast Retailing Co. Ltd.	1,000	857,511
Fujitsu Ltd.	3,400	518,840
Hankyu Hanshin Holdings, Inc.	3,800	122,440
Hino Motors Ltd.	4,800	41,289
Hirose Electric Co. Ltd.	600	94,000
Hitachi Construction Machinery Co. Ltd.	1,800	52,241
Hitachi Metals Ltd.	3,600	57,362
Honda Motor Co. Ltd.	27,800	734,106
Hulic Co. Ltd.	5,100	57,649
INPEX Corp.	17,200	99,346
Isuzu Motors Ltd.	9,300	88,787
Japan Retail Fund Investment Corp.	42	79,393
JFE Holdings, Inc. (a)	8,700	75,501
Kajima Corp.	7,500	100,315
Kansai Paint Co. Ltd.	2,900	85,412
Kao Corp.	8,200	594,734
KDDI Corp.	27,500	808,300
Keio Corp.	1,800	131,462
Keyence Corp.	3,100	1,661,502
Kikkoman Corp.	2,500	176,142
Kobayashi Pharmaceutical Co. Ltd.	800	89,971
Kobe Bussan Co. Ltd.	2,000	55,487
Komatsu Ltd.	14,900	408,253
Konami Holdings Corp.	1,600	97,761
Kubota Corp.	17,700	388,489
Kuraray Co. Ltd.	5,300	56,671
Kurita Water Industries Ltd.	1,600	64,843
Kyushu Railway Co.	2,500	52,389
Lawson, Inc.	900	43,649
Marubeni Corp.	28,400	188,249
Marui Group Co. Ltd.	3,300	58,852
Mazda Motor Corp.	9,500	67,478
Mercari, Inc. (a)	1,400	67,364
Mitsubishi Chemical Holdings Corp.	21,100	143,910
Mitsubishi Estate Co. Ltd.	20,100	317,010
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,200	35,194
Mitsui Chemicals, Inc.	3,100	88,698
Mitsui Fudosan Co. Ltd.	15,700	317,537
Miura Co. Ltd.	1,500	85,207
Mizuho Financial Group, Inc.	40,990	539,450
MS&AD Insurance Group Holdings, Inc.	7,600	217,962
Murata Manufacturing Co. Ltd.	9,800	941,271
Nabtesco Corp.	1,900	84,983
Nagoya Railroad Co. Ltd.	2,900	73,646
NEC Corp.	4,400	239,439
NGK Insulators Ltd.	4,148	72,391
NGK Spark Plug Co. Ltd.	2,600	48,205
Nintendo Co. Ltd.	1,899	1,093,132
Nippon Building Fund, Inc.	26	156,876
Nippon Express Co. Ltd.	1,200	81,455
Nippon Paint Holdings Co. Ltd.	2,500	224,832
Nippon Prologis REIT, Inc.	35	114,110
Nippon Shinyaku Co. Ltd.	800	58,886
Nippon Yusen KK	2,500	57,425
Nissin Food Holdings Co. Ltd.	1,100	95,040
Nitori Holdings Co. Ltd.	1,400	277,875
Nitto Denko Corp.	2,700	244,107
Nomura Real Estate Holdings, Inc.	2,000	44,565
Nomura Real Estate Master Fund, Inc.	70	106,191
Nomura Research Institute Ltd.	5,500	185,617
NSK Ltd.	5,900	53,342
Obayashi Corp.	11,000	91,995
Odakyu Electric Railway Co. Ltd.	5,000	144,876
OMRON Corp.	3,200	282,286
Ono Pharmaceutical Co. Ltd.	6,400	190,940
Oriental Land Co. Ltd.	3,400	530,717
ORIX Corp.	22,500	359,802
Osaka Gas Co. Ltd.	6,300	116,262
Otsuka Corp.	1,800	90,563
Panasonic Corp.	37,700	489,431
Rakuten, Inc.	15,000	147,358
Recruit Holdings Co. Ltd.	23,200	1,009,140
Resona Holdings, Inc.	35,600	123,374
ROHM Co. Ltd.	1,500	151,940
Santen Pharmaceutical Co. Ltd.	6,100	100,808
SCSK Corp.	800	44,451
Secom Co. Ltd.	3,600	325,717
Sega Sammy Holdings, Inc.	2,900	46,153
Sekisui Chemical Co. Ltd.	6,000	107,919
Sekisui House Ltd.	10,600	204,319
Seven & i Holdings Co. Ltd.	12,900	492,626
SG Holdings Co. Ltd.	5,500	141,300
Sharp Corp.	3,600	74,719
Shimadzu Corp.	3,800	144,570
SHIMIZU Corp.	9,600	67,547
Shin-Etsu Chemical Co. Ltd.	6,000	1,041,100
Shionogi & Co. Ltd.	4,600	249,734
Shiseido Co. Ltd.	6,800	440,739
Sohgo Security Services Co., Ltd.	1,200	59,000
Sompo Holdings, Inc.	5,700	226,759
Sony Corp.	21,500	2,057,822
Stanley Electric Co. Ltd.	2,100	65,559
Sumitomo Chemical Co. Ltd.	24,800	116,725
Sumitomo Metal Mining Co. Ltd.	4,000	173,526
Sumitomo Mitsui Trust Holdings, Inc.	5,700	170,531
Suntory Beverage & Food Ltd.	2,400	83,746
Sysmex Corp.	2,900	338,742
T&D Holdings, Inc.	8,900	103,066
Taisei Corp.	3,200	103,413
Takeda Pharmaceutical Co. Ltd.	26,900	946,063
TDK Corp.	2,200	354,537
Teijin Ltd.	3,000	54,790
Tobu Railway Co. Ltd.	3,200	90,032
Toho Gas Co. Ltd.	1,200	70,457
Tokyo Century Corp.	700	56,537
Tokyo Electron Ltd.	2,500	950,165
Tokyo Gas Co. Ltd.	6,500	142,076
Tokyu Corp.	8,400	98,479
Toppan Printing Co. Ltd.	4,600	65,347
Toray Industries, Inc.	23,000	149,579
Toto Ltd.	2,400	132,665
Toyo Suisan Kaisha Ltd.	1,500	73,894
Toyoda Gosei Co. Ltd.	900	23,689
Toyota Tsusho Corp.	3,700	144,298
Unicharm Corp.	6,900	309,609
USS Co. Ltd.	3,900	76,701
West Japan Railway Co.	2,800	148,628
Yakult Honsha Co. Ltd.	2,100	107,060
Yamada Holdings Co. Ltd.	12,900	65,642
Yamaha Corp.	2,300	129,333
Yamaha Motor Co. Ltd.	4,700	103,203
Yaskawa Electric Corp.	4,100	209,805
Yokogawa Electric Corp.	4,000	86,114
Z Holdings Corp.	45,600	283,147
ZOZO, Inc.	1,700	47,602

TOTAL JAPAN		36,523,444

Korea (South) - 2.0%
AMOREPACIFIC Corp.	528	105,280
AMOREPACIFIC Group, Inc.	551	29,018
BGF Retail Co. Ltd.	110	16,720
CJ CheilJedang Corp.	138	52,565
CJ Corp.	313	26,335
Doosan Bobcat, Inc.	915	24,831
GS Engineering & Construction Corp.	1,068	36,431
GS Holdings Corp.	943	30,565
Hana Financial Group, Inc.	5,220	152,391
Hankook Tire Co. Ltd.	1,260	46,360
Hanwha Solutions Corp.	1,714	76,322
Hanwha Solutions Corp. rights 2/25/21 (a)	268	1,174
Hyundai Fire & Marine Insurance Co. Ltd.	900	16,014
Hyundai Robotics Co. Ltd.	169	35,511
KB Financial Group, Inc.	6,786	245,056
Korea Gas Corp.	396	10,976
LG Chemical Ltd.	791	648,564
LG Corp.	1,647	145,940
LG Display Co. Ltd. (a)	3,856	74,971
LG Electronics, Inc.	1,833	250,761
LG Household & Health Care Ltd.	167	232,494
LG Innotek Co. Ltd.	245	43,813
Lotte Chemical Corp.	282	65,811
Lotte Confectionery Co. Ltd.	369	10,707
NAVER Corp.	2,116	648,958
S-Oil Corp.	803	48,967
Samsung Card Co. Ltd.	387	10,277
Samsung Electro-Mechanics Co. Ltd.	932	170,002
Samsung Fire & Marine Insurance Co. Ltd.	516	77,511
Samsung SDI Co. Ltd.	940	616,923
Shinhan Financial Group Co. Ltd.	7,592	208,246
SK Holdings Co., Ltd.	589	163,788
SK Innovation Co., Ltd.	951	238,092
SK Telecom Co. Ltd.	659	143,748
Woori Financial Group, Inc.	9,136	71,886
Yuhan Corp.	820	48,171

TOTAL KOREA (SOUTH)		4,825,179

Kuwait - 0.0%
Agility Public Warehousing Co. KSC	19,870	49,150
Luxembourg - 0.1%
Globant SA (a)	646	124,032
SES SA (France) (depositary receipt)	6,305	53,866
Tenaris SA	8,215	63,433

TOTAL LUXEMBOURG		241,331

Malaysia - 0.6%
AMMB Holdings Bhd	22,100	16,838
Axiata Group Bhd	50,104	41,273
CIMB Group Holdings Bhd	111,052	105,489
Dialog Group Bhd	68,000	51,137
DiGi.com Bhd	55,300	51,846
Fraser & Neave Holdings Bhd	2,100	16,571
Hap Seng Consolidated Bhd	8,900	18,009
Hartalega Holdings Bhd	28,800	91,619
IHH Healthcare Bhd	39,000	49,299
Kossan Rubber Industries Bhd	17,800	19,594
Kuala Lumpur Kepong Bhd	6,000	34,494
Malayan Banking Bhd	70,144	135,516
Malaysia Airports Holdings Bhd	15,000	19,147
Maxis Bhd	42,000	49,558
MISC Bhd	24,200	35,679
Nestle (Malaysia) Bhd	900	30,501
Petronas Dagangan Bhd	4,200	20,114
Petronas Gas Bhd	14,300	56,740
PPB Group Bhd	11,300	51,713
Press Metal Bhd	27,000	53,365
Public Bank Bhd	250,000	259,122
RHB Capital Bhd	22,300	28,134
Sime Darby Bhd	38,400	20,898
Supermax Corp. Bhd	25,864	43,507
Telekom Malaysia Bhd	15,400	24,190
Top Glove Corp. Bhd	83,900	139,885
Westports Holdings Bhd	11,900	12,658

TOTAL MALAYSIA		1,476,896

Mexico - 0.3%
Alfa SA de CV Series A	36,600	23,032
Arca Continental S.A.B. de CV	8,100	36,776
CEMEX S.A.B. de CV unit (a)	252,700	144,971
Coca-Cola FEMSA S.A.B. de CV unit	10,500	45,547
Controladora Nemak S.A.B. de CV (a)	36,600	4,767
Fomento Economico Mexicano S.A.B. de CV unit	33,600	228,983
Gruma S.A.B. de CV Series B	3,965	43,532
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	3,575	56,249
Grupo Bimbo S.A.B. de CV Series A	26,400	49,609
Industrias Penoles SA de CV (a)	2,410	36,064
Infraestructura Energetica Nova S.A.B. de CV (a)	9,600	35,058
Kimberly-Clark de Mexico SA de CV Series A	27,300	47,691

TOTAL MEXICO		752,279

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	62,000	81,726
Netherlands - 3.8%
AEGON NV	31,083	128,878
Akzo Nobel NV	3,302	335,959
ASML Holding NV (Netherlands)	7,264	3,877,916
CNH Industrial NV	17,393	222,787
ING Groep NV (Certificaten Van Aandelen)	66,779	593,756
Koninklijke Ahold Delhaize NV	18,777	538,985
Koninklijke DSM NV	2,938	513,419
Koninklijke KPN NV	61,459	191,998
Koninklijke Philips Electronics NV	15,571	848,762
NN Group NV	4,864	202,463
Prosus NV	8,339	974,253
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	2,381	200,818
Vopak NV	1,162	58,789
Wolters Kluwer NV	4,686	389,197

TOTAL NETHERLANDS		9,077,980

New Zealand - 0.3%
Auckland International Airport Ltd.	20,884	111,804
Fisher & Paykel Healthcare Corp.	9,939	247,405
Mercury Nz Ltd.	11,346	58,092
Meridian Energy Ltd.	22,338	114,772
Ryman Healthcare Group Ltd.	6,753	75,508
Spark New Zealand Ltd.	32,608	112,474

TOTAL NEW ZEALAND		720,055

Norway - 0.3%
Mowi ASA	7,617	169,004
Norsk Hydro ASA	22,403	99,702
Orkla ASA	12,258	119,381
Schibsted ASA (B Shares)	1,549	50,129
Telenor ASA	11,986	198,774

TOTAL NORWAY		636,990

Philippines - 0.3%
Ayala Corp.	4,600	73,700
Ayala Land, Inc.	133,400	104,644
Bank of the Philippine Islands (BPI)	30,352	50,176
BDO Unibank, Inc.	32,080	67,217
JG Summit Holdings, Inc.	49,353	62,436
Manila Electric Co.	3,120	16,944
Metropolitan Bank & Trust Co.	35,757	33,480
SM Investments Corp.	3,915	80,239
SM Prime Holdings, Inc.	167,400	122,955

TOTAL PHILIPPINES		611,791

Poland - 0.3%
Bank Polska Kasa Opieki SA (a)	3,285	56,175
CD Projekt RED SA (a)	1,118	91,172
Cyfrowy Polsat SA	3,956	32,433
KGHM Polska Miedz SA (Bearer) (a)	2,311	116,882
Orange Polska SA (a)	8,963	15,796
Polski Koncern Naftowy Orlen SA	4,846	72,878
Powszechna Kasa Oszczednosci Bank SA (a)	14,466	112,154
Powszechny Zaklad Ubezpieczen SA (a)	10,837	86,782
Santander Bank Polska SA (a)	700	34,088

TOTAL POLAND		618,360

Portugal - 0.1%
Galp Energia SGPS SA Class B	8,552	85,838
Jeronimo Martins SGPS SA	3,767	61,600

TOTAL PORTUGAL		147,438

Qatar - 0.2%
Ooredoo QSC	15,136	34,622
Qatar Fuel Co.	8,516	43,635
Qatar National Bank SAQ	77,616	383,844
The Commercial Bank of Qatar	35,666	41,897

TOTAL QATAR		503,998

Russia - 0.6%
Gazprom OAO	202,160	568,143
Lukoil PJSC	7,120	506,149
Mobile TeleSystems OJSC sponsored ADR	7,910	71,190
Novolipetsk Steel OJSC	18,870	52,441
PhosAgro OJSC GDR (Reg. S)	1,915	30,027
Polyus PJSC	577	109,785

TOTAL RUSSIA		1,337,735

Saudi Arabia - 0.3%
Almarai Co. Ltd.	4,207	60,569
Banque Saudi Fransi	9,764	87,599
Samba Financial Group	16,725	134,444
Saudi Arabian Mining Co. (a)	6,940	77,899
Saudi Basic Industries Corp.	15,291	418,284
The Savola Group	4,515	47,489

TOTAL SAUDI ARABIA		826,284

Singapore - 0.8%
Ascendas Real Estate Investment Trust	53,156	123,246
BOC Aviation Ltd. Class A (b)	3,700	30,232
CapitaLand Ltd.	43,801	105,843
CapitaMall Trust	75,730	121,998
City Developments Ltd.	8,600	46,742
DBS Group Holdings Ltd.	30,776	583,363
Keppel Corp. Ltd.	24,800	93,532
Singapore Airlines Ltd. (a)	21,900	67,553
Singapore Exchange Ltd.	14,200	105,827
Singapore Telecommunications Ltd.	142,600	252,622
United Overseas Bank Ltd.	20,400	359,042
UOL Group Ltd.	8,600	47,389

TOTAL SINGAPORE		1,937,389

South Africa - 1.6%
Absa Group Ltd.	12,373	92,784
Anglo American Platinum Ltd.	927	92,223
Aspen Pharmacare Holdings Ltd. (a)	6,575	62,069
Bidcorp Ltd.	5,577	92,611
Bidvest Group Ltd.	4,992	51,458
Clicks Group Ltd.	4,028	66,181
FirstRand Ltd.	81,617	256,339
Gold Fields Ltd.	15,149	142,043
Growthpoint Properties Ltd.	48,673	38,900
Impala Platinum Holdings Ltd.	13,704	185,066
Kumba Iron Ore Ltd.	1,067	42,746
Mr Price Group Ltd.	4,542	51,610
MTN Group Ltd.	28,084	115,862
MultiChoice Group Ltd.	7,005	59,654
Naspers Ltd. Class N	7,433	1,719,471
Nedbank Group Ltd.	6,020	48,576
Northam Platinum Ltd. (a)	6,154	76,454
Old Mutual Ltd.	72,920	62,285
Old Mutual Ltd.	29	25
Remgro Ltd.	9,245	61,219
Sanlam Ltd.	30,346	115,629
Sasol Ltd. (a)	9,302	100,270
Shoprite Holdings Ltd.	7,947	73,449
Spar Group Ltd.	3,344	42,760
Standard Bank Group Ltd.	22,146	183,595
Vodacom Group Ltd.	10,056	82,029
Woolworths Holdings Ltd.	17,496	51,836

TOTAL SOUTH AFRICA		3,967,144

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	114,155	520,857
CaixaBank SA	61,746	155,816
Gas Natural SDG SA	5,125	132,536
Iberdrola SA	104,037	1,412,152
Iberdrola SA rights (a)	97,583	18,923
Industria de Diseno Textil SA	18,693	554,401
Red Electrica Corporacion SA	7,499	142,512
Repsol SA	26,852	263,786
Telefonica SA	91,005	392,677

TOTAL SPAIN		3,593,660

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	17,202	425,436
Atlas Copco AB:
(A Shares)	11,866	643,770
(B Shares)	6,084	285,987
Boliden AB	4,759	156,615
Electrolux AB (B Shares)	3,837	93,993
Essity AB Class B	10,456	334,465
H&M Hennes & Mauritz AB (B Shares)	13,839	296,445
Husqvarna AB (B Shares)	7,316	90,746
ICA Gruppen AB	1,687	84,650
Kinnevik AB (B Shares)	4,140	203,525
Latour Investment AB Class B	2,334	52,343
Sandvik AB	19,287	481,927
Skandinaviska Enskilda Banken AB (A Shares) (a)	27,713	302,988
Skanska AB (B Shares)	5,879	152,387
SKF AB (B Shares)	6,540	179,538
Svenska Cellulosa AB (SCA) (B Shares)	10,202	180,018
Svenska Handelsbanken AB (A Shares)	26,446	263,640
Tele2 AB (B Shares)	8,293	114,625
Telia Co. AB	41,870	183,889

TOTAL SWEDEN		4,526,987

Switzerland - 5.0%
ABB Ltd. (Reg.)	31,479	928,517
Adecco SA (Reg.)	2,705	169,573
Alcon, Inc. (Switzerland) (a)	8,423	605,189
Clariant AG (Reg.)	3,369	71,711
Coca-Cola HBC AG	3,458	102,482
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	14,518	4,727
Series A	8,928	830,707
Givaudan SA	157	633,816
Kuehne & Nagel International AG	913	208,173
Lindt & Spruengli AG	2	186,584
Lindt & Spruengli AG (participation certificate)	19	164,884
Lonza Group AG	1,275	814,342
Roche Holding AG (participation certificate)	11,988	4,137,204
SGS SA (Reg.)	104	316,291
Sika AG	2,422	659,099
Sonova Holding AG Class B	939	227,068
Straumann Holding AG	177	196,642
Swiss Re Ltd.	4,909	433,502
Swisscom AG	431	234,867
Zurich Insurance Group Ltd.	2,562	1,024,512

TOTAL SWITZERLAND		11,949,890

Taiwan - 6.0%
Accton Technology Corp.	9,000	86,591
Acer, Inc.	51,000	49,250
Advantech Co. Ltd.	6,399	79,042
ASE Technology Holding Co. Ltd.	57,000	187,639
AU Optronics Corp. (a)	140,000	73,595
Catcher Technology Co. Ltd.	12,000	84,824
Cathay Financial Holding Co. Ltd.	135,547	193,079
Cheng Shin Rubber Industry Co. Ltd.	31,000	44,213
Chicony Electronics Co. Ltd.	11,010	34,000
China Steel Corp.	205,000	167,961
Chunghwa Telecom Co. Ltd.	65,000	250,804
Compal Electronics, Inc.	77,000	58,964
CTBC Financial Holding Co. Ltd.	304,000	206,205
Delta Electronics, Inc.	33,000	332,816
E.SUN Financial Holdings Co. Ltd.	195,958	165,100
Evergreen Marine Corp. (Taiwan) (a)	39,894	44,436
Far Eastern Textile Ltd.	54,000	50,123
Far EasTone Telecommunications Co. Ltd.	27,000	57,834
First Financial Holding Co. Ltd.	169,948	122,557
Fubon Financial Holding Co. Ltd.	115,000	187,007
HIWIN Technologies Corp.	4,282	60,536
Hotai Motor Co. Ltd.	5,000	101,210
Hua Nan Financial Holdings Co. Ltd.	140,560	86,059
Innolux Corp.	133,000	61,963
Inventec Corp.	47,000	39,011
Lite-On Technology Corp.	37,000	72,518
MediaTek, Inc.	26,000	812,181
Micro-Star International Co. Ltd.	12,000	55,907
Nan Ya Plastics Corp.	91,000	213,116
President Chain Store Corp.	10,000	95,320
Quanta Computer, Inc.	50,000	144,051
Ruentex Development Co. Ltd.	11,600	16,047
Sinopac Holdings Co.	165,720	64,783
Standard Foods Corp.	6,040	12,183
Taishin Financial Holdings Co. Ltd.	155,980	69,607
Taiwan Business Bank	108,120	35,125
Taiwan High Speed Rail Corp.	37,000	38,174
Taiwan Mobile Co. Ltd.	27,000	92,728
Taiwan Semiconductor Manufacturing Co. Ltd.	420,000	8,873,323
Unified-President Enterprises Corp.	83,000	201,492
United Microelectronics Corp.	199,000	356,453
Vanguard International Semiconductor Corp.	15,000	59,976
Win Semiconductors Corp.	6,000	88,679
Wistron Corp.	47,264	52,729
Yageo Corp.	6,000	122,952
Yuanta Financial Holding Co. Ltd.	166,280	118,131

TOTAL TAIWAN		14,420,294

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	17,300	99,419
Advanced Information Service PCL NVDR	3,700	21,263
Airports of Thailand PCL:
(depositary receipt)	5,000	9,940
(For. Reg.)	66,100	131,405
B. Grimm Power PCL:
unit	7,400	12,609
(For. Reg.)	13,000	22,152
Bangkok Dusit Medical Services PCL:
unit	17,400	12,034
(For. Reg.)	142,500	98,555
BTS Group Holdings PCL:
unit	28,600	9,030
(For. Reg.)	108,233	34,173
Bumrungrad Hospital PCL:
NVDR	1,800	7,548
(For. Reg.)	6,200	25,997
Central Pattana PCL:
unit	5,600	9,168
(For. Reg.)	31,400	51,407
Charoen Pokphand Foods PCL:
unit	12,100	11,017
(For. Reg.)	53,600	48,801
CP ALL PCL:
unit	13,600	26,014
(For. Reg.)	85,500	163,544
Energy Absolute PCL:
unit	5,100	11,076
(For. Reg.)	20,900	45,389
Gulf Energy Development PCL (For. Reg.)	43,300	48,465
Home Product Center PCL:
unit	23,100	10,574
(For. Reg.)	78,800	36,070
Indorama Ventures PCL:
unit	7,800	9,121
(For. Reg.)	25,100	29,352
Intouch Holdings PCL (For. Reg.)	35,100	65,673
Kasikornbank PCL:
NVDR	3,100	13,154
(For. Reg.)	26,300	111,597
Land & House PCL (For. Reg.)	123,700	32,237
Minor International PCL:
unit	13,900	11,518
warrants 9/30/21 (a)	530	5
warrants 7/31/23 (a)	1,453	342
(For. Reg.)	45,575	37,763
Muangthai Leasing PCL	10,200	22,407
Muangthai Leasing PCL unit	3,600	7,908
PTT Exploration and Production PCL:
(For. Reg.)	20,200	69,853
NVDR	4,100	14,178
PTT Global Chemical PCL:
(For. Reg.)	38,500	75,894
NVDR	6,200	12,222
Siam Cement PCL:
(For. Reg.)	11,200	141,450
NVDR unit	2,000	25,259
Siam Commercial Bank PCL:
unit	3,200	10,077
(For. Reg.)	11,400	35,899
Thai Oil PCL:
(For. Reg.)	17,300	31,502
NVDR	5,100	9,287
Thai Union Frozen Products PCL (For. Reg.)	42,700	19,688
Total Access Communication PCL:
(For. Reg.)	6,300	6,841
NVDR	11,700	12,705
True Corp. PCL (For. Reg.)	156,800	16,764

TOTAL THAILAND		1,768,346

Turkey - 0.0%
Koc Holding A/S	13,933	38,463
Turk Hava Yollari AO (a)	8,093	13,394
Turkcell Iletisim Hizmet A/S	21,111	45,989

TOTAL TURKEY		97,846

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	46,520	81,562
Aldar Properties PJSC	62,884	59,920
Dubai Islamic Bank Pakistan Ltd.	34,808	47,761
Emirates NBD Bank PJSC	42,289	135,853
Emirates Telecommunications Corp.	28,975	156,820
First Abu Dhabi Bank PJSC	47,710	195,093

TOTAL UNITED ARAB EMIRATES		677,009

United Kingdom - 6.5%
3i Group PLC	16,675	253,947
Associated British Foods PLC	6,078	176,299
Aviva PLC	66,868	305,860
Barratt Developments PLC (a)	17,634	154,342
Berkeley Group Holdings PLC	2,187	125,524
British Land Co. PLC	14,987	92,138
BT Group PLC	153,132	263,526
Burberry Group PLC	6,919	162,915
Coca-Cola European Partners PLC	3,531	164,086
Compass Group PLC	30,474	544,350
Croda International PLC	2,367	203,864
GlaxoSmithKline PLC	85,427	1,586,491
Hikma Pharmaceuticals PLC	2,854	93,811
Informa PLC (a)	25,661	175,656
InterContinental Hotel Group PLC (a)	2,866	176,566
J Sainsbury PLC	29,917	100,181
JD Sports Fashion PLC	7,657	78,370
Johnson Matthey PLC	3,351	135,537
Kingfisher PLC (a)	36,362	138,037
Land Securities Group PLC	11,983	100,925
Legal & General Group PLC	102,221	341,742
London Stock Exchange Group PLC	5,399	640,943
Mondi PLC	6,622	155,607
Mondi PLC	1,622	38,392
National Grid PLC	59,328	690,950
Next PLC	2,281	241,587
NMC Health PLC (a)	987	474
Pearson PLC	12,790	141,702
Prudential PLC	44,491	711,831
Reckitt Benckiser Group PLC	12,093	1,025,225
RELX PLC (London Stock Exchange)	32,904	817,137
Rentokil Initial PLC (a)	31,567	215,220
RSA Insurance Group PLC	17,554	162,348
Sage Group PLC	18,643	150,657
Schroders PLC	2,158	101,033
Scottish & Southern Energy PLC	17,755	361,013
Segro PLC	20,423	267,010
Smith & Nephew PLC	14,949	314,733
Spirax-Sarco Engineering PLC	1,238	187,944
Standard Chartered PLC (United Kingdom)	45,911	279,298
Standard Life PLC	39,104	161,860
Taylor Wimpey PLC (a)	63,187	126,790
Tesco PLC	166,903	546,173
Unilever PLC	44,780	2,608,667
Whitbread PLC (a)	3,520	134,415
WM Morrison Supermarkets PLC	41,449	101,912

TOTAL UNITED KINGDOM		15,557,088

TOTAL COMMON STOCKS
(Cost $192,438,254)		223,416,898

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.4%
Banco Bradesco SA (PN)	76,280	344,915
Companhia Energetica de Minas Gerais (CEMIG) (PN)	18,434	46,157
Itau Unibanco Holding SA	83,050	430,171
Itausa-Investimentos Itau SA (PN)	75,732	146,858

TOTAL BRAZIL		968,101

Chile - 0.1%
Embotelladora Andina SA Class B	5,018	12,702
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	2,035	102,884

TOTAL CHILE		115,586

Colombia - 0.0%
Bancolombia SA (PN)	8,753	77,303
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	905	59,251
Henkel AG & Co. KGaA	3,181	330,056
Sartorius AG (non-vtg.)	608	302,956

TOTAL GERMANY		692,263

Korea (South) - 0.0%
AMOREPACIFIC Corp.	40	2,904
LG Chemical Ltd.	116	48,489
LG Household & Health Care Ltd.	18	11,266

TOTAL KOREA (SOUTH)		62,659

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,028,108)		1,915,912

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.09% (d)	13,257,122	13,259,774
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	135,189	135,203
TOTAL MONEY MARKET FUNDS
(Cost $13,394,977)		13,394,977
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $207,861,339)		238,727,787
NET OTHER ASSETS (LIABILITIES) - 0.8%(f)		1,892,435
NET ASSETS - 100%		$240,620,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	88	March 2021	$9,308,200	$(194,001)	$(194,001)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	72	March 2021	4,773,960	(59,638)	(59,638)
TME S&P/TSX 60 Index Contracts (Canada)	6	March 2021	960,094	(25,112)	(25,112)
TOTAL FUTURES CONTRACTS					$(278,751)

The notional amount of futures purchased as a percentage of Net Assets is 6.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,658,401 or 1.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $914,923 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,049
Fidelity Securities Lending Cash Central Fund	5
Total	$2,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.